Summary of the main accounting policies: Licenses and commercial direct operation (Details)	12 Months Ended
Dec. 31, 2021
Licenses Mexico
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	27
ODC Mexico
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	27
Commercial Right's (Unregulated Activity) | Aerostar
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	31
Commercial Right's (Unregulated Activity) | Airplan
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	11